PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31, 2024	As of June 30, 2025
Office and electronic equipment	72,117	—
Less accumulated depreciation	(6,657)	—
Property and equipment, net	65,460	—